Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 268	$ 374,504	$ 6,461	$ 381,233
UNITED STATES | U.S. Federal Government [Member]
Total	$ 268	$ 374,504	$ 6,461	$ 381,233